Other Borrowings - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Borrowing capacity	$ 5,000,000
Available repurchase line	10,000,000
Federal fund line available	2,261,024
Federal Home Loan Bank (FHLB) advances	5,500,000	5,500,000
Federal Home Loan Bank advances, weighted average rate	0.37%
Federal Home Loan Bank (FHLB) advances Maturity Period Start Range	Apr. 03, 2013
Federal Home Loan Bank (FHLB) advances Maturity Period End Range	Jul. 19, 2013
Reinstatement of credit availability percentage of aggregate assets maximum	6,276,974
Credit availability with FHLB	4.00%
Federal Home Loan Bank Advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Value of Available for Sale Investment securing Federal Reserve Discount	2,553,994
Principal value of loans used as collateral	$ 17,519,320